Schedule of company recognized right-of-use assets (Details) $ in Millions	Dec. 31, 2021 USD ($)
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	$ 15,869
Balance ending	17,052
Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	23,779
Balance ending	26,382
Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	(7,910)
Balance ending	(9,330)
Platforms [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	7,979
Balance ending	9,840
Platforms [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	11,144
Balance ending	13,362
Platforms [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	(3,165)
Balance ending	(3,522)
Vessels [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	7,167
Balance ending	5,997
Vessels [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	11,256
Balance ending	11,267
Vessels [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	(4,089)
Balance ending	(5,270)
Properties [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	723
Balance ending	1,215
Properties [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	1,379
Balance ending	1,753
Properties [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Right-of-use assets	(656)
Balance ending	$ (538)